Document and Entity Information	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	Frontier Communications Parent, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 MERRITT 7
Entity Address, City or Town	NORWALK
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000020520
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FYBR
Security Exchange Name	NASDAQ